Fidelity Municipal Income 2019 Fund Fund Summary | Fidelity Municipal Income 2019 Fund
Fund/Class: Fidelity® Municipal Income 2019 Fund/Fidelity Advisor® Municipal Income 2019 Fund A
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 30 of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (AM19-S000032621Member)		Fidelity Municipal Income 2019 Fund Class A
Maximum sales charge (load) on purchases (as a % of offering price)		1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	[1]	none
Redemption fee on shares held less than 30 days (as a % of amount redeemed)		(0.50%)
[1]	Class A purchases of $250,000 or more will not be subject to a front end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (AM19-S000032621Member)		Fidelity Municipal Income 2019 Fund Class A
Management fee		0.30%
Distribution and/or Service (12b-1) fees		0.15%
Other expenses	[1]	0.10%
Total annual operating expenses		0.55%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (AM19-S000032621Member) (USD $)	Fidelity Municipal Income 2019 Fund Class A
1 year	205
3 years	324

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
• Liquidating shortly after the fund's target end-date of June 30, 2019.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
• Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
• Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.